Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Jun. 30, 2020 MWh $ / MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	692,015
Receive average prices (per MW-hr) | $ / MWh	34.65
NI HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	3,170,648
Receive average prices (per MW-hr) | $ / MWh	25.13
ERCORT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,469,582
Receive average prices (per MW-hr) | $ / MWh	36.46